Schedule I - STATEMENT OF CHANGES IN EQUITY (Detail) - USD ($) $ in Thousands				12 Months Ended
	Nov. 28, 2017	Nov. 29, 2016	Nov. 11, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				$ 48,783
Beginning Balance (in shares)				131,854,773
Net income for the year				$ 11,626	$ 14,935	$ 26,290
Foreign currency translation adjustments				(8,118)	264	(6,395)
Repurchase of ordinary shares (Note 17)						(36,760)
Unrealized gain on available-for-sale investments, net of tax effect of US$26				2,599	173
Options exercised				1,489		1,659
Stock-based compensation expense (Note 25)				2,306	2,111	2,015
Dividends (Note 26)	$ (14,949)	$ (14,839)	$ (31,138)	(14,949)	(14,839)	(31,138)
Capital contribution from noncontrolling interests				89	12,164	4,824
Loan to optionees in connection with exercise of options				(1,557)		(1,663)
Repayment of loan to optionees in connection with exercise of options				$ 193	$ 199	177
Ending Balance (in shares)				133,275,521	131,854,773
Ending Balance				$ 109,765	$ 72,812	$ 56,472
Ending Balance				$ 44,274	$ 48,783
Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)				131,854,773	131,729,773	142,406,933
Repurchase of ordinary shares (Note 17)						$ (1)
Repurchase of ordinary shares (in shares)						11,326,460
Options exercised (in shares)				952,148		524,300
Stock-based compensation expense (in shares) (Note 25)				468,600	125,000	125,000
Ending Balance (in shares)				133,275,521	131,854,773	131,729,773
Ending Balance				$ 13	$ 13	$ 13
Additional paid-in capital
Condensed Financial Statements, Captions [Line Items]
Repurchase of ordinary shares (Note 17)						(21,289)
Options exercised				1,489		1,659
Stock-based compensation expense (Note 25)				2,306	2,111	2,015
Dividends (Note 26)						(20,800)
Capital contribution from noncontrolling interests				29	1,090
Loan to optionees in connection with exercise of options				(1,557)		(1,663)
Repayment of loan to optionees in connection with exercise of options				193	199	177
Ending Balance				21,557	19,097	15,697
Accumulated other comprehensive income (loss)
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments				(6,245)	(122)	(6,153)
Unrealized gain on available-for-sale investments, net of tax effect of US$26				2,599	173
Ending Balance				(7,013)	(3,367)	(3,418)
Retained earnings
Condensed Financial Statements, Captions [Line Items]
Repurchase of ordinary shares (Note 17)						(15,470)
Dividends (Note 26)				(14,949)	(14,839)	(10,338)
Ending Balance				29,717	33,040	32,944
Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				$ 48,783		90,809
Beginning Balance (in shares)				131,854,773
Net income for the year				$ 11,626	14,935	26,290
Foreign currency translation adjustments				(6,245)	(122)	(6,153)
Repurchase of ordinary shares (Note 17)						(36,760)
Unrealized gain on available-for-sale investments, net of tax effect of US$26				2,599	173
Options exercised				1,489		1,659
Stock-based compensation expense (Note 25)				2,306	2,111	2,015
Dividends (Note 26)				(14,949)	(14,839)	(31,138)
Capital contribution from noncontrolling interests				29	1,090
Loan to optionees in connection with exercise of options				(1,557)		(1,663)
Repayment of loan to optionees in connection with exercise of options				$ 193	$ 199	177
Ending Balance (in shares)				133,275,521	131,854,773
Ending Balance				$ 44,274		45,236
Ending Balance				44,274	$ 48,783
Parent Company | Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				$ 13		$ 14
Beginning Balance (in shares)				131,854,773	131,729,773	142,406,933
Repurchase of ordinary shares (Note 17)						$ (1)
Repurchase of ordinary shares (in shares)						(11,326,460)
Options exercised (in shares)				952,148		524,300
Stock-based compensation expense (in shares) (Note 25)				468,600	125,000	125,000
Ending Balance (in shares)				133,275,521	131,854,773	131,729,773
Ending Balance				$ 13		$ 13
Ending Balance					$ 13
Parent Company | Additional paid-in capital
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				19,097		55,598
Repurchase of ordinary shares (Note 17)						(21,289)
Options exercised				1,489		1,659
Stock-based compensation expense (Note 25)				2,306	2,111	2,015
Dividends (Note 26)						(20,800)
Capital contribution from noncontrolling interests				29	1,090
Loan to optionees in connection with exercise of options				(1,557)		(1,663)
Repayment of loan to optionees in connection with exercise of options				193	199	177
Ending Balance				21,557		15,697
Ending Balance					19,097
Parent Company | Accumulated other comprehensive income (loss)
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				(3,367)		2,735
Foreign currency translation adjustments				(6,245)	(122)	(6,153)
Unrealized gain on available-for-sale investments, net of tax effect of US$26				2,599	173
Ending Balance				(7,013)		(3,418)
Ending Balance					(3,367)
Parent Company | Retained earnings
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				33,040		32,462
Net income for the year				11,626	14,935	26,290
Repurchase of ordinary shares (Note 17)						(15,470)
Dividends (Note 26)				(14,949)	(14,839)	(10,338)
Ending Balance				$ 29,717		$ 32,944
Ending Balance					$ 33,040